Brumadinho's dam failure - Assets write-offs (Details) - 3 months ended Mar. 31, 2019 R$ in Millions, $ in Millions	BRL (R$)	USD ($)
Corrego do Feijao mine and upstream dams
Brumadinho's dam failure
Impairment loss	R$ 480	$ 124